Shareholder Report, Line Graph (Details) 190837_Brown Advisory Emerging Markets Select Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)												12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Shares
Accumulated Value	$ 2,360,853	$ 1,679,748	$ 1,503,225	$ 1,345,491	$ 1,266,056	$ 1,560,476	$ 1,093,490	$ 1,139,519	$ 1,178,959	$ 1,180,417	$ 1,000,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets Index
Accumulated Value	$ 2,611,329	$ 1,819,649	$ 1,578,377	$ 1,402,403	$ 1,378,292	$ 1,844,731	$ 1,309,206	$ 1,355,120	$ 1,338,948	$ 1,237,454	$ 1,000,000